CASH AND CASH EQUIVALENTS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment Effects on Earnings Per Share [Line Items]
Cash and cash equivalents	$ 25,163
National Holdings Investments Ltd [Member]
Impairment Effects on Earnings Per Share [Line Items]
Cash and cash equivalents		7,181
Cash and Cash Equivalents [Member] | National Holdings Investments Ltd [Member]
Impairment Effects on Earnings Per Share [Line Items]
Cash and cash equivalents		$ 7,181